CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 234,539	$ 124,184
Short-term bank deposits	3,713	52,997
Trade receivables	20,410	19,263
Prepaid expenses and other current assets	3,293	2,078
Total current assets	261,955	198,522
LONG-TERM ASSETS:
Property and equipment, net	3,584	$ 2,148
Intangible assets, net	18,558
Goodwill	35,145
Severance pay fund	3,230	$ 3,060
Prepaid expenses and other long-term assets	1,954	1,021
Deferred tax asset	9,998	5,801
Total long-term assets	72,469	12,030
TOTAL ASSETS	334,424	210,552
CURRENT LIABILITIES:
Trade payables	2,530	1,835
Employees and payroll accruals	15,860	10,322
Deferred revenues	37,104	22,594
Accrued expenses and other current liabilities	9,366	6,942
Total current liabilities	64,860	41,693
LONG-TERM LIABILITIES:
Deferred revenues	17,285	9,566
Other long-term liabilities	188	184
Accrued severance pay	4,667	$ 4,101
Deferred tax liabilities	754
Total long-term liabilities	22,894	$ 13,851
TOTAL LIABILITIES	$ 87,754	$ 55,544
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2014 and 2015; Issued and outstanding: 30,501,352 shares and 33,289,839 shares at December 31, 2014 and 2015, respectively;	$ 86	$ 79
Additional paid-in capital	200,107	134,486
Accumulated other comprehensive loss	(93)	(333)
Retained earnings	46,570	20,776
Total shareholders' equity	246,670	155,008
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 334,424	$ 210,552